T. ROWE PRICE Credit Opportunities Fund
August 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 21.3% (1)
Aerospace & Defense 0.6%
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 3.647%,
4/6/26  198 193
Peraton, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/1/28  200 199
Peraton, FRN, 1M USD LIBOR + 7.75%, 8.50%, 2/1/29  140 140
532
Airlines 1.4%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.75%, 5.50%,
4/20/28  320 329
Air Canada, FRN, 1M USD LIBOR + 3.50%, 4.25%, 8/11/28 (2) 175 175
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27  505 535
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 4.75%, 10/20/27  100 106
United Airlines, FRN, 1M USD LIBOR + 3.75%, 4.50%, 4/21/28  115 115
1,260
Broadcasting 0.3%
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%,
3.628%, 8/21/26 (2) 140 137
NEP Group, FRN, 3M USD LIBOR + 7.00%, 7.085%, 10/19/26  195 186
323
Chemicals 0.2%
Aruba Investments Holdings, FRN, 1M USD LIBOR + 7.75%,
8.50%, 11/24/28  160 160
160
Consumer Products 0.3%
Life Time, FRN, 1M USD LIBOR + 4.75%, 5.75%, 12/16/24  234 232
232
Energy 1.5%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24  527 522
BCP Raptor II, FRN, 3M USD LIBOR + 4.75%, 4.835%, 11/3/25  439 433
Navitas Midstream Midland Basin, FRN, 3M USD LIBOR + 4.00%,
4.75%, 12/13/24  273 272
Stonepeak Lonestar Holdings, FRN, 1M USD LIBOR + 4.50%,
4.634%, 10/19/26  121 121
1,348
Entertainment & Leisure 0.3%
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 2.84%, 5/18/25  269 262
262
Financial 0.8%
EIG Management, FRN, 3M USD LIBOR + 3.75%, 4.50%, 2/24/25  194 192

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tegra118 Wealth Solutions, FRN, 1M USD LIBOR + 4.00%,
4.125%, 2/18/27  579 579
771
Food 0.9%
Bellring Brands, FRN, 1M USD LIBOR + 4.00%, 4.75%, 10/21/24  265 266
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/21/27  160 160
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/21/28  400 403
829
Health Care 0.9%
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 4.75%,
10/1/27  239 240
Insulet, FRN, 1M USD LIBOR + 3.25%, 3.75%, 5/4/28  140 140
Loire Finco Luxembourg, FRN, 1M USD LIBOR + 3.25%, 3.335%,
4/21/27  267 262
Maravai Intermediate Holdings, FRN, 1M USD LIBOR + 3.75%,
4.75%, 10/19/27  155 155
Verscend Holding, FRN, 1M USD LIBOR + 4.00%, 4.085%, 8/27/25  70 70
867
Information Technology 2.5%
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 6.25%, 9/19/25  209 211
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/1/28  205 206
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28  100 103
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 4.75%, 9/13/24  124 124
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 6.338%, 2/23/29  265 269
Proofpoint, FRN, 1M USD LIBOR + 0.00%, 8/31/28 (2) 170 169
Proofpoint, FRN, 1M USD LIBOR + 6.25%, 8/31/29 (2) 75 76
RealPage, FRN, 1M USD LIBOR + 3.25%, 3.75%, 4/24/28  165 164
RealPage, FRN, 1M USD LIBOR + 6.50%, 7.25%, 4/23/29  510 519
Shutterfly, FRN, 1M USD LIBOR + 5.00%, 9/25/26 (2) 445 444
Storable, FRN, 1M USD LIBOR + 3.25%, 3.75%, 4/17/28  55 55
2,340
Manufacturing 1.0%
Apex Tool Group, FRN, 3M USD LIBOR + 5.25%, 6.50%, 8/1/24  209 210
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.00%,
6.75%, 5/21/29  200 201
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
7.25%, 5/21/29 (2) 250 252
Madison IAQ, FRN, 1M USD LIBOR + 3.25%, 3.75%, 6/21/28  50 49
Pro Mach Group, FRN, 1M USD LIBOR + 0.00%, 8/13/28 (2) 27 27
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 8/31/28 (2) 168 168
907
Restaurants 0.4%
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%, 2/4/28  350 349
349
Satellites 2.2%
Intelsat Jackson Holdings, 8.625%, 1/2/24 (2) 105 107

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%, 6.50%,
7/13/22  465 467
Intelsat Jackson Holdings, FRN, PRIME + 4.75%, 8.00%,
11/27/23 (2) 1,430 1,450
2,024
Services 3.9%
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 7.00%, 6/4/29  220 223
EG Finco, FRN, 3M EURIBOR + 7.00%, 7.00%, 4/30/27 (EUR) (2) 165 196
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 7.085%,
5/29/26  185 185
Staples, FRN, 3M USD LIBOR + 5.00%, 5.126%, 4/16/26  338 319
UKG, FRN, 1M USD LIBOR + 6.75%, 7.50%, 5/3/27  2,580 2,617
3,540
Utilities 0.2%
Exgen Renewables IV, FRN, 1M USD LIBOR + 2.50%, 3.50%,
12/15/27  192 191
191
Wireless Communications 3.9%
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.335%, 7/31/27  559 547
Asurion, FRN, 1M USD LIBOR + 5.25%, 1/20/29 (2) 1,470 1,462
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.335%, 1/31/28  1,591 1,582
3,591
Total Bank Loans (Cost $19,322) 19,526
COMMON STOCKS 1.5%
Cable Operators 0.2%
Liberty Broadband, Class C (3) 1 191
191
Metals & Mining 0.3%
Constellium (3) 16 320
320
Utilities 0.5%
Sempra Energy  1 133
Vistra  15 286
419
Wireless Communications 0.5%
Crown Castle International, REIT  1 182
T-Mobile U.S. (3) 2 305
487
Total Common Stocks (Cost $1,035) 1,417

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE BONDS 1.0%
Cable Operators 0.2%
DISH Network, 3.375%, 8/15/26  185 193
193
Energy 0.5%
Cheniere Energy, 4.25%, 3/15/45  531 451
451
Financial 0.3%
Blackstone Mortgage Trust, REIT, 4.75%, 3/15/23  240 249
249
Total Convertible Bonds (Cost $821) 893
CONVERTIBLE PREFERRED STOCKS 3.4%
Energy 1.4%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
2/10/21, Cost $1,214 (4)(5) 1 1,284
1,284
Health Care 0.5%
Avantor, Series A, 6.25%, 5/15/22  4 509
509
Insurance 0.2%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $167 (5) — 170
170
Manufacturing 0.4%
Danaher, Series B, 5.00%, 4/15/23  — 338
338
Utilities 0.9%
American Electric Power, 6.125%, 3/15/22  3 133
American Electric Power, 6.125%, 8/15/23  2 119
NextEra Energy, 5.279%, 3/1/23  7 383
Southern, Series A, 6.75%, 8/1/22  4 211
846
Total Convertible Preferred Stocks (Cost $2,585) 3,147
CORPORATE BONDS 67.3%
Aerospace & Defense 0.8%
TransDigm, 6.25%, 3/15/26 (6) 360 378

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TransDigm, 7.50%, 3/15/27  100 106
TransDigm, 8.00%, 12/15/25 (6) 275 294
778
Airlines 2.3%
Air Canada, 4.625%, 8/15/29 (CAD) (6) 125 99
American Airlines, 5.50%, 4/20/26 (6) 315 331
American Airlines, 5.75%, 4/20/29 (6) 350 378
American Airlines, 11.75%, 7/15/25 (6) 285 354
Delta Air Lines, 4.50%, 10/20/25 (6) 160 172
Delta Air Lines, 4.75%, 10/20/28 (6) 165 184
Delta Air Lines, 7.375%, 1/15/26  225 265
Hawaiian Brand Intellectual Property, 5.75%, 1/20/26 (6) 100 105
Mileage Plus Holdings, 6.50%, 6/20/27 (6) 130 141
United Airlines, 4.625%, 4/15/29 (6) 110 114
2,143
Automotive 4.5%
Adient Global Holdings, 4.875%, 8/15/26 (6) 200 206
Adient U.S., 9.00%, 4/15/25 (6) 150 164
Clarios Global, 6.25%, 5/15/26 (6) 144 152
Clarios Global, 8.50%, 5/15/27 (6) 495 528
Ford Motor, 8.50%, 4/21/23  95 105
Ford Motor, 9.00%, 4/22/25  325 397
Ford Motor, 9.625%, 4/22/30  115 164
Ford Motor Credit, 5.125%, 6/16/25  275 301
Goodyear Tire & Rubber, 5.00%, 7/15/29 (6) 432 456
Goodyear Tire & Rubber, 5.25%, 7/15/31 (6) 220 235
LCM Investments Holdings II, 4.875%, 5/1/29 (6) 235 241
Tenneco, 5.00%, 7/15/26  365 364
Tenneco, 5.125%, 4/15/29 (6) 210 217
Tenneco, 7.875%, 1/15/29 (6) 525 591
4,121
Broadcasting 4.6%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (6) 180 186
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (6) 480 500
Diamond Sports Group, 5.375%, 8/15/26 (6) 18 12
Diamond Sports Group, 6.625%, 8/15/27 (6) 155 67
iHeartCommunications, 8.375%, 5/1/27  1,163 1,234
Midas OpCo Holdings, 5.625%, 8/15/29 (6) 575 589
Nexstar Media, 5.625%, 7/15/27 (6) 200 212
Sirius XM Radio, 4.00%, 7/15/28 (6) 85 87
Sirius XM Radio, 5.50%, 7/1/29 (6) 120 131
Terrier Media Buyer, 8.875%, 12/15/27 (6) 460 489
Townsquare Media, 6.875%, 2/1/26 (6) 405 429
Univision Communications, 4.50%, 5/1/29 (6) 260 264
4,200

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Building & Real Estate 1.4%
Brookfield Residential Properties, 5.00%, 6/15/29 (6) 190 193
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (6) 370 401
Howard Hughes, 4.125%, 2/1/29 (6) 220 222
Howard Hughes, 5.375%, 8/1/28 (6) 420 445
1,261
Cable Operators 7.5%
Altice Financing, 5.00%, 1/15/28 (6) 345 344
Altice France, 5.125%, 7/15/29 (6) 335 338
Altice France, 8.125%, 2/1/27 (6) 455 493
Altice France Holding, 6.00%, 2/15/28 (6) 815 808
CCO Holdings, 4.50%, 8/15/30 (6) 95 99
CCO Holdings, 4.50%, 6/1/33 (6) 200 207
CCO Holdings, 5.00%, 2/1/28 (6) 333 348
CCO Holdings, 5.375%, 6/1/29 (6) 800 873
CCO Holdings, 5.50%, 5/1/26 (6) 310 320
CSC Holdings, 6.50%, 2/1/29 (6) 745 822
CSC Holdings, 7.50%, 4/1/28 (6) 625 684
DISH DBS, 7.75%, 7/1/26  145 166
Netflix, 5.375%, 11/15/29 (6) 180 221
Netflix, 5.875%, 11/15/28  215 267
Netflix, 6.375%, 5/15/29  345 442
VTR Finance, 6.375%, 7/15/28 (6) 200 213
Ziggo Bond, 5.125%, 2/28/30 (6) 230 236
6,881
Chemicals 0.7%
Methanex, 5.125%, 10/15/27  82 89
Methanex, 5.25%, 12/15/29  120 131
Methanex, 5.65%, 12/1/44  186 201
SCIH Salt Holdings, 4.875%, 5/1/28 (6) 245 246
667
Conglomerates 0.2%
General Electric, Series D, VR, 3.449% (4) 226 219
219
Consumer Products 1.0%
CD&R Smokey Buyer, 6.75%, 7/15/25 (6) 110 117
Crocs, 4.25%, 3/15/29 (6) 395 407
Life Time, 5.75%, 1/15/26 (6) 158 162
Wolverine World Wide, 4.00%, 8/15/29 (6) 195 197
883
Container 0.9%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29 (6) 400 408
Trivium Packaging Finance, 5.50%, 8/15/26 (6) 200 210
Trivium Packaging Finance, 8.50%, 8/15/27 (6) 225 242
860

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy 11.2%
Aethon United BR, 8.25%, 2/15/26 (6) 165 179
Archrock Partners, 6.25%, 4/1/28 (6) 145 148
Chesapeake Energy, 5.50%, 2/1/26 (6) 135 141
Chesapeake Energy, 5.875%, 2/1/29 (6) 150 160
Citgo Holding, 9.25%, 8/1/24 (6) 705 698
CITGO Petroleum, 7.00%, 6/15/25 (6) 180 184
Continental Resources, 4.375%, 1/15/28  160 179
Continental Resources, 5.75%, 1/15/31 (6) 230 280
CrownRock, 5.625%, 10/15/25 (6) 50 52
DCP Midstream Operating, 6.75%, 9/15/37 (6) 215 268
DCP Midstream Operating, 8.125%, 8/16/30  46 61
EQT, 5.00%, 1/15/29  70 79
EQT, STEP, 6.625%, 2/1/25  35 40
EQT, STEP, 7.50%, 2/1/30  270 351
Exterran Energy Solutions, 8.125%, 5/1/25  240 216
Gulfport Energy Operating, 8.00%, 5/17/26 (6) 155 165
Hess, 7.30%, 8/15/31  500 679
Hess, 7.875%, 10/1/29  10 14
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (6) 115 118
NGL Energy Operating, 7.50%, 2/1/26 (6) 1,040 1,053
NuStar Logistics, 5.75%, 10/1/25  80 86
NuStar Logistics, 6.00%, 6/1/26  300 324
Occidental Petroleum, 6.625%, 9/1/30  265 329
Occidental Petroleum, 7.50%, 5/1/31  74 97
Occidental Petroleum, 7.875%, 9/15/31  45 60
Occidental Petroleum, 7.95%, 6/15/39  90 118
Occidental Petroleum, 8.50%, 7/15/27  300 378
Occidental Petroleum, 8.875%, 7/15/30  820 1,121
Range Resources, 9.25%, 2/1/26  150 164
Solaris Midstream Holdings, 7.625%, 4/1/26 (6) 165 175
Tallgrass Energy Partners, 6.00%, 3/1/27 (6) 220 227
Tallgrass Energy Partners, 6.00%, 12/31/30 (6) 220 224
Tallgrass Energy Partners, 7.50%, 10/1/25 (6) 185 199
Targa Resources Partners, 4.00%, 1/15/32 (6) 85 89
Targa Resources Partners, 4.875%, 2/1/31 (6) 120 130
Targa Resources Partners, 5.50%, 3/1/30  80 88
Targa Resources Partners, 6.50%, 7/15/27  150 162
Targa Resources Partners, 6.875%, 1/15/29  260 291
Transocean Phoenix 2, 7.75%, 10/15/24 (6) 39 39
Transocean Pontus, 6.125%, 8/1/25 (6) 111 109
Transocean Proteus, 6.25%, 12/1/24 (6) 91 90
USA Compression Partners, 6.875%, 9/1/27  205 214
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (6) 225 232

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (6) 290 305
10,316
Entertainment & Leisure 3.2%
Carnival, 7.625%, 3/1/26 (6) 350 370
Carnival, 9.875%, 8/1/27 (6) 345 398
Carnival, 11.50%, 4/1/23 (6) 105 118
Cedar Fair, 5.25%, 7/15/29  100 102
Cedar Fair, 5.375%, 4/15/27  350 360
Cedar Fair, 6.50%, 10/1/28  605 650
Royal Caribbean Cruises, 5.50%, 8/31/26 (6) 210 213
Royal Caribbean Cruises, 5.50%, 4/1/28 (6) 170 171
Royal Caribbean Cruises, 9.125%, 6/15/23 (6) 20 22
Royal Caribbean Cruises, 10.875%, 6/1/23 (6) 105 118
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (6) 205 204
Viking Cruises, 7.00%, 2/15/29 (6) 120 120
Viking Cruises, 13.00%, 5/15/25 (6) 90 104
2,950
Financial 2.9%
Acrisure, 10.125%, 8/1/26 (6) 413 465
AmWINS Group, 4.875%, 6/30/29 (6) 80 81
Enact Holdings, 6.50%, 8/15/25 (6) 150 163
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (6) 200 199
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (6) 530 553
Navient, 4.875%, 3/15/28  175 178
Navient, 6.75%, 6/25/25  255 285
Navient, 7.25%, 9/25/23  350 384
OneMain Finance, 6.125%, 3/15/24  25 27
OneMain Finance, 6.875%, 3/15/25  155 175
OneMain Finance, 8.875%, 6/1/25  110 120
2,630
Food 0.2%
Triton Water Holdings, 6.25%, 4/1/29 (6) 202 200
200
Gaming 3.4%
Caesars Entertainment, 8.125%, 7/1/27 (6) 580 641
CCM Merger, 6.375%, 5/1/26 (6) 120 126
International Game Technology, 6.25%, 1/15/27 (6) 620 707
International Game Technology, 6.50%, 2/15/25 (6) 400 444
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (6) 325 347
Scientific Games International, 7.00%, 5/15/28 (6) 65 70
Scientific Games International, 7.25%, 11/15/29 (6) 195 217
Scientific Games International, 8.25%, 3/15/26 (6) 185 197
Scientific Games International, 8.625%, 7/1/25 (6) 130 140
Wynn Resorts Finance, 5.125%, 10/1/29 (6) 200 208
3,097

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Health Care 5.4%
Avantor Funding, 4.625%, 7/15/28 (6) 215 226
Bausch Health, 4.875%, 6/1/28 (6) 205 210
Bausch Health, 7.00%, 1/15/28 (6) 10 10
Bausch Health, 7.25%, 5/30/29 (6) 516 531
Bausch Health Americas, 8.50%, 1/31/27 (6) 517 556
Centene, 4.625%, 12/15/29  295 324
CHS, 6.00%, 1/15/29 (6) 205 218
CHS, 6.875%, 4/1/28 (6) 180 178
CHS, 8.00%, 12/15/27 (6) 200 220
HCA, 5.875%, 2/1/29  305 370
Legacy LifePoint Health, 6.75%, 4/15/25 (6) 240 253
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (6) 57 61
Tenet Healthcare, 6.125%, 10/1/28 (6) 290 307
Tenet Healthcare, 7.50%, 4/1/25 (6) 310 332
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  1,075 1,172
4,968
Information Technology 0.6%
Boxer Parent, 7.125%, 10/2/25 (6) 55 59
Expedia Group, 6.25%, 5/1/25 (6) 140 161
Match Group Holdings II, 4.125%, 8/1/30 (6) 20 21
Photo Holdings Merger Sub, 8.50%, 10/1/26 (6) 290 314
555
Lodging 0.5%
Hilton Domestic Operating, 4.875%, 1/15/30  180 193
Hilton Domestic Operating, 5.375%, 5/1/25 (6) 30 31
Hilton Domestic Operating, 5.75%, 5/1/28 (6) 165 178
XHR, 4.875%, 6/1/29 (6) 75 77
479
Manufacturing 0.5%
Colfax, 6.375%, 2/15/26 (6) 105 110
Madison IAQ, 4.125%, 6/30/28 (6) 205 206
Madison IAQ, 5.875%, 6/30/29 (6) 115 118
434
Metals & Mining 2.5%
Arconic, 6.125%, 2/15/28 (6) 225 240
Big River Steel, 6.625%, 1/31/29 (6) 207 225
Cleveland-Cliffs, 9.875%, 10/17/25 (6) 83 96
Freeport-McMoRan, 5.40%, 11/14/34  257 319
Freeport-McMoRan, 5.45%, 3/15/43  320 405
Hecla Mining, 7.25%, 2/15/28  300 322
Hudbay Minerals, 4.50%, 4/1/26 (6) 115 116
Hudbay Minerals, 6.125%, 4/1/29 (6) 120 129
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (6) 126 139

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TMS International, 6.25%, 4/15/29 (6) 250 261
2,252
Restaurants 0.5%
Dave & Buster's, 7.625%, 11/1/25 (6) 276 293
Yum! Brands, 7.75%, 4/1/25 (6) 180 193
486
Retail 2.2%
Bath & Body Works, 6.625%, 10/1/30 (6) 315 366
Bath & Body Works, 6.75%, 7/1/36  110 140
Bath & Body Works, 6.95%, 3/1/33  25 30
Bath & Body Works, 7.50%, 6/15/29  70 81
Bath & Body Works, 9.375%, 7/1/25 (6) 260 337
PetSmart, 4.75%, 2/15/28 (6) 380 395
PetSmart, 7.75%, 2/15/29 (6) 580 637
1,986
Satellites 1.4%
Intelsat Jackson Holdings, 9.50%, 9/30/22 (6) 1,043 1,239
1,239
Services 3.2%
Clarivate Science Holdings, 4.875%, 7/1/29 (6) 200 206
eG Global Finance, 6.75%, 2/7/25 (6) 200 204
eG Global Finance, 8.50%, 10/30/25 (6) 200 209
Presidio Holdings, 8.25%, 2/1/28 (6) 215 232
Prime Security Services Borrower, 5.75%, 4/15/26 (6) 185 199
Prime Security Services Borrower, 6.25%, 1/15/28 (6) 240 248
Sabre GLBL, 7.375%, 9/1/25 (6) 65 69
Sabre GLBL, 9.25%, 4/15/25 (6) 215 248
Staples, 10.75%, 4/15/27 (6) 160 156
TK Elevator U.S. Newco, 5.25%, 7/15/27 (6) 490 516
Vertical Holdco, 7.625%, 7/15/28 (6) 439 476
WASH Multifamily Acquisition, 5.75%, 4/15/26 (6) 165 172
2,935
Supermarkets 1.2%
Albertsons, 4.875%, 2/15/30 (6) 250 272
Albertsons, 5.875%, 2/15/28 (6) 305 327
Albertsons, 7.50%, 3/15/26 (6) 405 440
New Albertsons, 7.45%, 8/1/29  15 18
New Albertsons, 8.00%, 5/1/31  5 6
1,063
Transportation 0.4%
Watco, 6.50%, 6/15/27 (6) 370 395
395
Utilities 2.7%
Calpine, 5.00%, 2/1/31 (6) 150 153
Calpine, 5.125%, 3/15/28 (6) 400 407

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NRG Energy, 5.25%, 6/15/29 (6) 190 206
NRG Energy, 5.75%, 1/15/28  315 337
PG&E, 5.00%, 7/1/28  213 211
PG&E, 5.25%, 7/1/30  330 325
Pike, 5.50%, 9/1/28 (6) 195 198
Vistra Operations, 4.375%, 5/1/29 (6) 325 330
Vistra Operations, 5.50%, 9/1/26 (6) 290 298
Vistra Operations, 5.625%, 2/15/27 (6) 35 36
2,501
Wireless Communications 1.4%
Sprint, 7.125%, 6/15/24  250 287
Sprint, 7.625%, 2/15/25  675 799
Sprint Capital, 6.875%, 11/15/28  170 222
1,308
Total Corporate Bonds (Cost $58,348) 61,807
MUNICIPAL SECURITIES 1.4%
Puerto Rico 1.4%
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/23 (3)(7) 125 112
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/25 (3)(7) 65 61
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (3)(7) 1,180 1,001
Puerto Rico Commonwealth, Public Improvement, Series E, GO,
5.50%, 7/1/31 (3)(7) 135 126
Total Municipal Securities (Cost $1,210) 1,300
SHORT-TERM INVESTMENTS 6.3%
Money Market Funds 6.3%
T. Rowe Price Government Reserve Fund, 0.05% (8)(9) 5,755 5,755
Total Short-Term Investments (Cost $5,755) 5,755
Total Investments in Securities 102.2%
(Cost $89,076) $ 93,845
Other Assets Less Liabilities (2.2)% (1,978)
Net Assets 100.0% $ 91,867

T. ROWE PRICE Credit Opportunities Fund

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‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) Perpetual security with no stated maturity date.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,454 and represents 1.6% of net assets.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$44,463 and represents 48.4% of net assets.
(7) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(8) Seven-day yield
(9) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GO General Obligation
OTC Over-the-counter
PRIME Prime rate
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S36, 5 Year
Index, 6/20/26), Pay 5.00%
Quarterly, Receive upon
credit default, 12/15/21 @
1.00%* 1 1,270 (3)
Total Options Written (Premiums $(5)) $ (3)
* Exercise Spread

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00%, Quarterly, Pay upon credit
default, 12/20/21 * 40 1 (1) 2
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B2*),
Receive 5.00%, Quarterly, Pay upon credit
default, 12/20/23 * 65 3 (2) 5
Citibank, Protection Sold (Relevant Credit:
American Airlines Group, Caa1*), Receive
5.00%, Quarterly, Pay upon credit default,
12/20/21 * 140 3 — 3
Citibank, Protection Sold (Relevant Credit:
Royal Caribbean Cruises, B2*), Receive
5.00%, Quarterly, Pay upon credit default,
12/20/23 * 70 4 (2) 6
JPMorgan Chase, Protection Sold
(Relevant Credit: American Airlines Group,
Caa1*), Receive 5.00%, Quarterly, Pay
upon credit default, 12/20/21 * 10 — — —
Total Bilateral Credit Default Swaps, Protection Sold (5) 16
Total Bilateral Swaps (5) 16
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%,
Quarterly, Pay upon credit default,
6/20/23 * 58 — (2) 2

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%,
Quarterly, Pay upon credit default,
6/20/25 * 96 (7) (5) (2)
Total Centrally Cleared Credit Default Swaps,
Protection Sold —
Total Centrally Cleared Swaps —
Net payments (receipts) of variation margin to date 1
Variation margin receivable (payable) on centrally cleared swaps $ 1
* Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of less than $1,000.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 11/19/21 USD 129 EUR 108 $ 1
JPMorgan Chase 10/22/21 USD 100 CAD 125 —
JPMorgan Chase 11/19/21 USD 29 EUR 25 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 2,576  ¤  ¤ $ 5,755^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,755.

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Notes to Portfolio of Investments
18
T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Credit Opportunities Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on

T. ROWE PRICE Credit Opportunities Fund

futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Credit Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F105-054Q1 08/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 83,526 $ — $ 83,526
Common Stocks 1,417 — — 1,417
Convertible Preferred Stocks — 3,147 — 3,147
Short-Term Investments 5,755 — — 5,755
Total Securities 7,172 86,673 — 93,845
Swaps* — 13 — 13
Forward Currency Exchange
Contracts — 1 — 1
Total $ 7,172 $ 86,687 $ — $ 93,859
Liabilities
Options Written $ — $ 3 $ — $ 3
Swaps* — 2 — 2
Forward Currency Exchange
Contracts — — — —
Total $ — $ 5 $ — $ 5
1
Includes Bank Loans, Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.